Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short-term benefits	₩ 174,629	₩ 111,900	₩ 109,546
Long-term benefits	9,182	18,115	15,288
Retirement benefits	22,106	22,239	16,238
Compensation to key management	₩ 205,917	₩ 152,254	₩ 141,072